Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current and Deferred Tax Provision for Federal and State Income Taxes

The following table presents the current and deferred tax provision for federal and state income taxes for the years ended December:

	Year Ended December 31,
	2013	2012
Current tax provision:
Federal	$-	$-
State	1,600	1,600
Total	1,600	1,600

Deferred tax provision (benefit):
Federal	426,654	(1,279,930)
State	111,908	(332,782)
Total	538,562	(1,612,712)

Total provision (benefit) for income taxes	$540,162	$(1,611,112)

Reconciliations of U.S. Federal Statutory Rate to Actual Tax Rate

Reconciliations of the U.S. federal statutory rate to the actual tax rate for the years ended December 31, 2013 and 2012 are as follows:

	Year Ended December 31,
	2013	2012
U.S. federal statuatory rate	34.0%	(34.0%)
Effects of:
State taxes, net of federal benefit	8.8%	(8.8%)
Nondeductible expenses	27.3%	33.8%
Effective tax provision (benefit) rate	70.1%	(9.0%)

Components of Company's Deferred Tax Assets for Federal and State Income Taxes

The components of the Company’s deferred tax assets for federal and state income taxes as of December 31, 2013 and 2012 consisted of the following:

	As of December 31,
	2013	2012
Current deferred income tax assets (liabilities)
Accounts receivable	$(1,957,119)	$(260,806)
Reserves and accruals	1,497,708	528,905
Total current deferred tax asset (liability)	(459,411)	268,099

Non-current deferred tax asset (liability)
Net operating losses	248,455	59,507
Total non-current deferred tax asset	248,455	59,507
Valuation allowance	-	-

Deferred income tax assets (liabilities)	$(210,956)	$327,606